Financial information of geographical area (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial information of geographical area [Line Items]
Operating income	₩ 3,828,675	₩ 3,108,642	₩ 2,973,141
Non-current assets	7,712,044	7,725,300
Domestic
Financial information of geographical area [Line Items]
Operating income	3,503,429	2,876,073	2,727,862
Non-current assets	7,513,736	7,568,195
Overseas
Financial information of geographical area [Line Items]
Operating income	325,246	232,569	₩ 245,279
Non-current assets	₩ 198,308	₩ 157,105